Other long-term debt	12 Months Ended
Dec. 31, 2019
Other long-term debt
Other long-term debt

12.         Other long-term debt

As of December 31,2018 and 2019, other long-term debt analyzed by final installment maturity dates consisted of the following:

	December 31,	December 31,
Senior notes	2018	2019
	US$	US$
November 2020 Senior Secured notes due on November 22, 2020 at 8.875%	295,673,796	296,897,742
August 2019 Senior Notes due on August 30, 2019 at 8.125%	286,741,749	—
February 2021 Senior notes due on February 28, 2021 at 7.75%	270,624,821	261,941,119
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875%	197,226,325	123,055,415
October 2021 Senior Secured Notes due on October 16, 2021 at 14.20%	—	295,968,740
Corporate bonds
Due December 28, 2020 at 8.20%	58,275,179	1,962,386
Due January 27, 2021 at 7.47%	43,709,787	8,213,641
Due March 14, 2021 at 7.09%	72,849,705	7,551,597
Due August 15, 2019 at 8.20%	63,404,057	—
Due April 7, 2020 at 8.20%	89,655,359	—
Due September 21, 2020 at 8.50%	28,998,553	21,947,434
Due April 1, 2024 at 8.40%	—	58,887,016
Due January 4, 2022 at 8.50%	—	650,673

Loan from Ping An Trust Co., Ltd
Due May 22, 2020 at 10.3192%	189,416,016	43,003,354
Due November 30, 2019 at 10.3192%	130,813,615	—
Due May 23, 2019 at 10.3192%	189,780,277	—
Due November 23, 2020 at 11.20%	—	200,682,320
Due May 22, 2021 at 15.00%	—	42,989,020
Due May 29, 2021 at 11.50%	—	85,863,364
Due April 26, 2021 at 11.50%	—	24,248,158

Loan from Guo Tou Tai Kang Trust Co., Ltd
Due October 30, 2019 at 9.30%	2,360,415	—
Due November 2, 2019 at 9.30%	26,780,511	—
Kunlun Trust Co., Ltd
Due March 17, 2020 at 7.62%	21,855,694	21,501,677

Loan from Wanxiang Trust Co., Ltd
Due December 4, 2020 at 12.00%	1,427,905	—
Due April 30, 2021 at 12.00%	—	28,668,903
Due January 4, 2020 at 12.00%	—	12,929,675
Due July 18, 2020 at 12.00%	—	21,501,677

Loan from China Huarong Asset Management Co., Ltd
Due November 27, 2020 at 11.50%	11,656,370	10,894,183
Due October 30, 2020 at 11.50%	40,951,099	28,095,525
Due November 8, 2021 at 12.00%	—	30,145,351

Loan from China Resources Investment Trust Co., Ltd
Due November 9, 2020 at 9.405%	50,996,620	42,286,632

Loan from Chang An International Trust Co., Ltd
Due December 10, 2023 at 9.00%	—	172,013,417

Loan from Henan Zhongyuan Microfinance Co., Ltd
Due July 23, 2021 at 11.60%	—	6,880,537

Loan from Kent EB-5 LLC
Due January 23, 2020 at 5.95%	9,500,000	9,500,000
Due April 30, 2020 at 5.95%	5,000,000	5,000,000
Due June 25, 2020 at 5.95%	5,000,000	5,000,000
Due August 4, 2020 at 5.95%	5,000,000	5,000,000
Due August 20, 2020 at 5.95%	5,000,000	5,000,000
Due October 1, 2020 at 5.95%	10,000,000	10,000,000
Due November 23, 2020 at 5.95%	10,000,000	10,000,000
Due March 15, 2021 at 5.95%	9,500,000	9,500,000
Due September 12, 2021 at 5.95%	500,000	500,000

Loan from Bank of Ozark
Due March 24, 2021 at 4.50% plus 1 month LIBOR	24,008,924	50,157,305

Loan from Bank Direct Capital Finance
Due November 1, 2020 at 5.5%	1,762,072	822,506

Loan from CMGT Lender 35 LLC
Due May 24, 2021 at 12.26%	—	18,660,737

Loan from 135-35 NORTHERN BLVD 1&2 LLC
Due May 1, 2021 at 8.5%	—	28,955,968

Total principal of other long-term debt	2,158,468,849	2,006,876,072
Less: current portion of other long-term debt	(1,118,013,649)	(970,185,445)
Total other long-term debt	1,040,455,200	1,036,690,627

The March 2020, November 2020, February 2021 and October 2021 Senior Secured Notes are senior secured pari passu obligations of the Company.

As of December 31, 2019, the contractual maturities of these debts are as follows:

Year	Amount
US$
2020	970,185,445
2021	989,429,149
2022	34,402,683
2023	12,858,795
Less: current portion of other long term debt	(970,185,445)
Total: Other long-term debt	1,036,690,627

As of December 31, 2019, except when otherwise indicated and the Senior Secured Notes, the Group’s other long-term debt was all denominated in RMB and mainly secured by the Group’s real estate properties under development with net book value of US$1,445,969 (December 31, 2018: US$963,588 ), land use rights with net book value of US$416,137,788 (December 31, 2018: US$584,008,103), real estate properties held for lease with net book value of US$47,345,406 (December 31, 2018: US$51,648,281), and real estate properties development completed with net book value of US$50,301,375 (December 31, 2018: US$36,801,393).

August 2019 Senior Secured Notes

On August 30, 2016, the Company issued an aggregate principal amount of US$300,000,000 of the August 2019 Senior Secured Notes. The August 2019 Senior Secured Notes bear interest at 8.125% per annum payable semi-annually. Interest will be payable on February 28 and August 30 of each year, commencing February 28, 2017.

The effective interest rate of August 2019 Senior Secured Notes is 9.06%.

The August 2019 Senior Secured Notes were issued pursuant to an indenture, dated August 30, 2016, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “August 2019 Indenture”). The Company’s obligations under the August 2019 Indenture and the August 2019 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the August 2019 Indenture. The Company’s obligations under the August 2019 Indenture and the August 2019 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to August 30, 2019, the Company may at its option redeem the August 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the August 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any August 2019 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such August 2019 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such August 2019 Senior Secured Note, plus all required remaining scheduled interest payments due on such August 2019 Senior Secured Note through the maturity date of the August 2019 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the August 2019 Indenture) plus 100 basis points, over (B) the principal amount of such August 2019 Senior Secured Note on such redemption date.

At any time prior to August 30, 2019, the Company may redeem up to 35% of the aggregate principal amount of the August 2019 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.125% of the principal amount of the August 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the August 2019 Senior Secured Notes issued on August 30, 2016 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the August 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the August 2019 Secured Senior Notes.

The August 2019 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the August 2019 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the August 2019 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the August 2019 Indenture) of 2.50 to 1.0.

From August 31, 2018 to December 31, 2018, the Company redeemed the August 2019 Senior Secured Notes for a total principal amount of US$11.9 million. The Company recognized gain on extinguishment of debt amounting to US$511,919, consisting of the gain from the difference between repurchase price and principal amount of the debt amounting to US$577,449 and the loss from unamortized deferred debt issuance costs amounting to US$65,530.

From January 1, 2019 to December 31, 2019, the Company redeemed the August 2019 Senior Secured Notes for a total principal amount of US$288.1 million. The Company recognized loss on extinguishment of debt amounting to US$1,111,583 in 2019, consisting of the loss from the difference between repurchase price and principal amount of the debt amounting to US$125,165 and the loss from unamortized deferred debt issuance costs amounting to US$986,418.

February 2021 Senior Secured Notes

On February 28, 2017, The Company issued an aggregate principal amount of US$300,000,000 of the February 2021 Senior Secured Notes. The February 2021 Senior Secured Notes bear interest at 7.75% per annum payable semi-annually. Interest will be payable on February 28 and August 28 of each year, commencing August 28, 2017. The February 2021 Senior Secured Notes have a four year term maturing on February 28, 2021.

The effective interest rate of February 2021 Senior Secured Notes is 8.68%.

The February 2021 Senior Secured Notes were issued pursuant to an indenture, dated February 28, 2017, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “February 2021 Indenture”). The Company’s obligations under the February 2021 Indenture and the February 2021 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the February 2021 Indenture. The Company’s obligations under the February 2021 Indenture and the February 2021 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to February 28, 2021, the Company may at its option redeem the February 2021 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the February 2021 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any February 2021 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such February 2021 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such February 2021 Senior Secured Note, plus all required remaining scheduled interest payments due on such February 2021 Senior Secured Note through the maturity date of the February 2021 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the February 2021 Indenture) plus 100 basis points, over (B) the principal amount of such February 2021 Senior Secured Note on such redemption date.

At any time prior to February 28, 2021, the Company may redeem up to 35% of the aggregate principal amount of the February 2021 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 107.75% of the principal amount of the February 2021 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the February 2021 Senior Secured Notes issued on February 28, 2017 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the February 2021 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the February 2021 Secured Senior Notes.

The February 2021 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the February 2021 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the February 2021 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the February 2021 Indenture) of 2.0 to 1.0.

From August 31, 2018 to December 31, 2018, the Company redeemed the February 2021 Senior Secured Notes for a total principal amount of US$25.4 million. The Company recognized gain on extinguishment of debt amounting to US$2,642,710, consisting of the gain from the difference between repurchase price and principal amount of the debt amounting to US$3,043,135 and the loss from unamortized deferred debt issuance costs amounting to US$400,425.

From January 1, 2019 to December 31, 2019, the Company redeemed the February 2021 Senior Secured Notes for a total principal amount of US$10.6 million. The Company recognized gain on extinguishment of debt amounting to US$1,126,617, consisting of the gain from the difference between repurchase price and principal amount of the debt amounting to US$1,246,256 and the loss from unamortized deferred debt issuance costs amounting to US$119,639.

November 2020 Senior Secured Notes

On November 22, 2017 and December 1, 2017, the Company issued an aggregate principal amount of US$200,000,000 and US$100,000,000 of the November 2020 Senior Secured Notes, respectively. The November 2020 Senior Secured Notes bear interest at 8.875% per annum payable semi-annually. Interest will be payable on May 22 and November 22 of each year, commencing May 22, 2018. The November 2020 Senior Secured Notes have a three year term maturing on November 22, 2020.

The effective interest rate of November 2020 Senior Secured Notes is 9.95%.

The November 2020 Senior Secured Notes were issued pursuant to an indenture, dated November 22, 2017, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “November 2020 Indenture”). The Company’s obligations under the November 2020 Indenture and the November 2020 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the November 2020 Indenture. The Company’s obligations under the November 2020 Indenture and the November 2020 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to November 22, 2020, the Company may at its option redeem the November 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the November 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any November 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such November 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such November 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such November 2020 Senior Secured Note through the maturity date of the November 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the November 2020 Indenture) plus 100 basis points, over (B) the principal amount of such November 2020 Senior Secured Note on such redemption date.

At any time prior to November 22, 2020, the Company may redeem up to 35% of the aggregate principal amount of the November 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.875% of the principal amount of the November 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the November 2020 Senior Secured Notes issued on November 22, 2017 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the November 2020 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the November 2020 Secured Senior Notes.

The November 2020 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the November 2020 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the November 2020 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the November 2020 Indenture) of 2.0 to 1.0.

From January 1, 2019 to December 31, 2019, the Company redeemed the November 2020 Senior Secured Notes for a total principal amount of US$0.9 million. The Company recognized gain on extinguishment of debt amounting to US$38,136, consisting of the gain from the difference between repurchase price and principal amount of the debt amounting to US$47,200 and the loss from unamortized deferred debt issuance costs amounting to US$9,064.

March 2020 Senior Secured Notes

On March 19, 2018, the Company issued an aggregate principal amount of US$200,000,000 of the March 2020 Senior Secured Notes. The March 2020 Senior Secured Notes bear interest at 9.875% per annum payable semi-annually. Interest will be payable on March 19 and September 19 of each year, commencing September 19, 2018. The March 2020 Senior Secured Notes have a two year term maturing on March 19, 2020.

The effective interest rate of March 2020 Senior Secured Notes is 11.34%.

The March 2020 Senior Secured Notes were issued pursuant to an indenture, dated March 19, 2017, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “March 2020 Indenture”). The Company’s obligations under the March 2020 Indenture and the March 2020 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the March 2020 Indenture. The Company’s obligations under the March 2020 Indenture and the March 2020 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to March 19, 2020, the Company may at its option redeem the March 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the March 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any March 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such March 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such March 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such March 2020 Senior Secured Note through the maturity date of the March 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the March 2020 Indenture) plus 100 basis points, over (B) the principal amount of such March 2020 Senior Secured Note on such redemption date.

At any time prior to March 19, 2020, the Company may redeem up to 35% of the aggregate principal amount of the March 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 109.875% of the principal amount of the March 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the March 2020 Senior Secured Notes issued on March 19, 2018 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the March 2020 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the March 2020 Senior Secured Notes.

The March 2020 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the March 2020 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the March 2020 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the March 2020 Indenture) of 2.0 to 1.0.

From January 1, 2019 to December 31, 2019, the Company redeemed the March 2020 Senior Secured Notes for a total principal amount of US$75.7 million. The Company recognized loss on extinguishment of debt amounting to US$563,941, mainly consisting of the loss from unamortized deferred debt issuance costs amounting to US$563,941.

October 2021 Senior Secured Notes

On April 15, 2019 and April 26, 2019, the Company issued Senior Notes with an aggregate principal amount of US$300,000,000 due on October 15, 2021 (the "October 2021 Notes"). The October 2021 Notes bear interest at 14.2% per annum, payable semi-annually. Interest will be payable on April 15 and October 15 of each year, commencing October 15, 2019. The October 2021 Notes have a two and a half year (thirty month) term maturing on October 15, 2021.

The October 2021 Notes were issued pursuant to an indenture, dated as of April 15, 2019, between the Company, the Subsidiary Guarantors (as defined below) and Citicorp International Limited, as trustee and shared security agent (the "October 2021 Indenture"). The Company's obligations under the October 2021 Indenture and the October 2021 Notes are guaranteed initially by certain of the Company's wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited, Elite Quest Holdings Limited and Xinyuan International (HK) Property Investment Co., Limited (the "Subsidiary Guarantors") and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the October 2021 Indenture. The Company's obligations under the October 2021 Indenture and the October 2021 Notes are secured by a pledge of the capital stock of the Company's wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Limited.

At any time prior to October 15, 2021, the Company may at its option redeem the October 2021 Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the October 2021 Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. "Applicable Premium" means with respect to any October 2021 Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such Note, plus all required remaining scheduled interest payments due on such Note through the maturity date of the October 2021 Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.

At any time prior to October 15, 2021, the Company may redeem up to 35% of the aggregate principal amount of the October 2021 Notes with the net cash proceeds of one or more sales of the Company's common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114.2% the principal amount of the October 2021 Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the October 2021 Notes issued on April 15, 2019 remain outstanding after each such redemption and any such redemption takes place within 60 days after the closing of the related equity offering.

Following a Change of Control (as defined in the October 2021 Indenture), the Company must make an offer to purchase all outstanding October 2021 Notes at a purchase price equal to 101.0% of the principal amount thereof plus accrued and unpaid interest, if any, to (but not including) the offer to purchase payment date.

The October 2021 Indenture contains certain covenants that, among others, restrict the Company's ability and the ability of the Company's Restricted Subsidiaries (as defined in the October 2021 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, sell assets, or make certain other payment, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the October 2021 Indenture) of 2.0 to 1.0.

From January 1, 2019 to December 31, 2019, the Company redeemed the October 2021 Senior Secured Notes for a total principal amount of US$2.5 million. The Company recognized loss on extinguishment of debt amounting to US$25,240, consisting of the gain from the difference between repurchase price and principal amount of the debt amounting to US$52,500 and the loss from unamortized deferred debt issuance costs amounting to US$77,740.

Onshore Corporate Bonds

On December 28, 2015, Xinyuan China issued the first tranche of the onshore corporate bonds with an aggregate principal amount of RMB 1 billion (US$154 million) due on December 28, 2020 (the “First Tranche Bonds”) at a coupon rate of 7.5% per annum payable annually. Interest is payable on December 28 of each year, commencing December 28, 2016.

From November 19, 2018 to November 30, 2018, the Company redeemed the First Tranche Bonds for a total principal amount of RMB 0.6 billion (US$87 million). The Company recognized loss on extinguishment of debt amounting to US$6,518,487, consisting of both the debt redemption price amounting to US$6,509,574 and unamortized deferred debt issuance costs amounting to US$8,913.

From August 14, 2019 to November 12, 2019, the Company redeemed the First Tranche Bonds for a total principal amount of RMB 0.4 billion (US$57 million). The Company recognized loss on extinguishment of debt amounting to US$1,484, consisting of both the debt redemption price amounting to US$175 and unamortized deferred debt issuance costs amounting to US$1,659.

On January 27, 2016, Xinyuan China issued the second tranche of the onshore corporate bonds with an aggregate principal amount of RMB 0.7 billion( US$107 million) due on January 27, 2021 (the “Second Tranche Bonds”) at a coupon rate of 7.47% per annum payable annually. Interest is payable on January 27 of each year, commencing January 27, 2017.

From December 14, 2018 to December 21, 2018, the Company redeemed the Second Tranche Bonds for a total principal amount of RMB 0.4 billion (US$58 million). The Company recognized loss on extinguishment of debt amounting to US$4,775,500, consisting of both the debt redemption price amounting to US$4,773,284 and unamortized deferred debt issuance costs amounting to US$2,216.

From June 21, 2019 to August 12, 2019, the Company redeemed the Second Tranche Bonds for a total principal amount of RMB90 million (US$13 million). The Company recognized gain on extinguishment of debt amounting to US$127,864, consisting of both the debt redemption price amounting to US$128,426 and unamortized deferred debt issuance costs amounting to US$562.

On March 14, 2016, Xinyuan China issued the third tranche of the onshore corporate bonds with an aggregate principal amount of RMB 0.5 billion (US$77 million) due on March 14, 2021 (the “Third Tranche Bonds”) at a coupon rate of 7.09% per annum payable annually. Interest is payable on March 14 of each year, commencing March 14, 2017.

From March  14, 2019 to August 14, 2019, the Company redeemed the Third Tranche Bonds for a total principal amount of RMB497.9 million (US$71 million). The Company recognized loss on extinguishment of debt amounting to US$743,034, consisting of both the debt redemption price amounting to US$740,934 and unamortized deferred debt issuance costs amounting to US$2,100.

The above three tranches of onshore corporate bonds were issued at par. Upon the third anniversary of the issuance of each tranche of bonds, Xinyuan China may adjust the applicable coupon rate and the holders have the right within a specified time period to require the Company to repurchase the bonds following the Company’s announcement of whether it intends to adjust the interest rate. Upon the third anniversary on December 28, 2017, the first tranche of the onshore corporate bonds have been reclassified to current liabilities. Upon the third anniversary on January 27, 2018, the second tranche of the onshore corporate bonds have been reclassified to current liabilities. Upon the third anniversary on March 14, 2018, the third tranche of the onshore corporate bonds have been reclassified to current liabilities. On December 28, 2018, Xinyuan China adjusted the annual interest rate of the First Tranche Bonds to 8.2% from 7.5%.

On August 15, 2016, Xinyuan China issued a new tranche of onshore corporate bonds with an aggregate principal amount of RMB 1.5 billion (US$216 million) due on August 15, 2019 (the “New Tranche”) at a coupon rate of 7.5% per annum payable annually. Interest is payable on August 15 of each year, commencing August 15, 2017.

On April 7, 2017, Xinyuan China issued a new second tranche of onshore corporate bonds with an aggregate principal amount of RMB 1.13 billion (US$173 million) due on April 7, 2020 (the “2017 Tranche”) at a coupon rate of 8.2% per annum payable annually. Interest is payable on April 7 of each year, commencing April 7, 2018.

Upon the first anniversary of the issuance of the New Tranche and 2017 Tranche, respectively, Xinyuan China may adjust the applicable coupon rate and the holders have the right within a specified time period to require the Company to repurchase the bonds following the Company’s announcement of whether it intends to adjust the interest rate. On August 15, 2017, Xinyuan China adjusted the annual interest rate of the New Tranche Bonds to 8.2% from 7.5%. The annual interest rate of the 2017 Tranche Bonds remained unchanged, at 8.2%.

From August 1, 2018 to August 3, 2018, the Company redeemed the New Tranche for a total principal amount of RMB 1.05 billion (US$153 million). The Company recognized loss on extinguishment of debt amounting to US$5,989,710, consisting of both the debt redemption price amounting to US$5,710,866 and unamortized deferred debt issuance costs amounting to US$278,844.

On August 15, 2019, the Company redeemed the New Tranche for a total principal amount of RMB 0.45 billion (US$64 million).

On March 20, 2018, the Company redeemed the 2017 Tranche for a total principal amount of RMB 0.5 billion (US$73 million). The Company recognized loss on extinguishment of debt amounting to US$3,782,353, consisting of both the debt redemption price amounting to US$3,494,557 and unamortized deferred debt issuance costs amounting to US$287,796.

On April 7, 2019, the Company redeemed the remaining amount of RMB 0.63 billion (US$90 million) 2017 Tranche, recognizing loss on extinguishment of debt amounting to US$1,535,132 in 2019, consisting of the debt redemption price amounting to US$1,535,132.

On September 20, 2018, Xinyuan China issued a new tranche of onshore corporate bonds with an aggregate principal amount of RMB 600 million (US$87 million) due on September 21, 2020 (the “2018 Tranche”) at a coupon rate of 8.5% per annum payable annually. Interest is payable on September 21 of each year, commencing September 21, 2019. The above tranches of onshore corporate bonds were issued at par.

On September 21, 2018, the Company redeemed the 2018 Tranche for a total principal amount of RMB 400 million (US$58 million). The Company recognized loss on extinguishment of debt amounting to US$3,599,937, consisting of both the debt redemption price amounting to US$3,291,086 and unamortized deferred debt issuance costs amounting to US$308,851.

From August 26, 2019 to September 23, 2019, the Company redeemed the 2018 Tranche for a total principal amount of RMB76 million (US$11 million). The Company recognized loss on extinguishment of debt amounting to US$20,958, consisting of unamortized deferred debt issuance costs amounting to US$20,958.

On January 4, 2019, Xinyuan (China) Real Estate, Ltd. issued a new tranche of the onshore corporate bonds with an aggregate principal amount of RMB600 million (US$87 million) due on January 4, 2022 (the "2019 Tranche") at a coupon rate of 8.5% per annum payable annually. Interest is payable on January 4 of each year, commencing January 4, 2020.

From January 4, 2019 to June 21, 2019, the Company redeemed the 2019 Tranche for a total principal amount of RMB591 million  (US$85 million). The Company recognized loss on extinguishment of debt amounting to US$1,894,262 in 2019, consisting of both the debt redemption price amounting to US$1,428,945 and unamortized deferred debt issuance costs amounting to US$465,317.

On April 1, 2019, Xinyuan (China) Real Estate, Ltd. issued another new tranche of the onshore corporate bonds with an aggregate principal amount of RMB 980 million (US$146 million) due on April 1, 2024 (the "2019 First Tranche Bonds") at a coupon rate of 8.4% per annum payable annually. Interest is payable on April 1 of each year, commencing April 1, 2020.

From April 1, 2019 to June 21, 2019, the Company redeemed the 2019 First Tranche Bonds for a total principal amount of RMB637 million (US$91 million). The Company recognized loss on extinguishment of debt amounting to US$3,977,493 in 2019, consisting of both the debt redemption price amounting to US$3,494,668 and unamortized deferred debt issuance costs amounting to US$482,825.